Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000002013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	3.90%	(0.90%)	0.23%
C000002012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	0.79%	(1.27%)	0.23%
C000002007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		1.08%	(1.02%)	0.55%
C000033358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		6.37%	3.55%	5.13%
C000033359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	9.18%	3.66%	4.80%
C000100958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	8.96%	6.55%	10.54%
C000100957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	6.04%	6.27%	10.55%
C000100956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		4.43%	6.10%	10.72%
Without Sales Load [Member] | C000117927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.93%	0.19%	1.34%
Without Sales Load [Member] | C000002008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		5.83%	0.09%	1.24%
Without Sales Load [Member] | C000002018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.69%	(0.16%)	0.98%
Without Sales Load [Member] | C000002017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.31%	(0.41%)	0.73%
Without Sales Load [Member] | C000002015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		4.79%	(0.91%)	0.23%
Without Sales Load [Member] | C000002006 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		5.95%	0.09%	1.23%
Without Sales Load [Member] | C000002013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		4.90%	(0.90%)	0.23%
Without Sales Load [Member] | C000002012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		4.79%	(0.91%)	0.23%
Without Sales Load [Member] | C000002007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.57%	(0.16%)	0.98%
Without Sales Load [Member] | C000033358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		11.09%	4.45%	5.59%
Without Sales Load [Member] | C000033359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		10.18%	3.66%	4.80%
Without Sales Load [Member] | C000033360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		11.27%	4.70%	5.85%
Without Sales Load [Member] | C000068409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		10.19%	3.66%	4.80%
Without Sales Load [Member] | C000068410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		10.73%	4.18%	5.32%
Without Sales Load [Member] | C000068411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		11.00%	4.43%	5.59%
Without Sales Load [Member] | C000068412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		11.28%	4.68%	5.84%
Without Sales Load [Member] | C000117928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		11.38%	4.79%	5.94%
Without Sales Load [Member] | C000117930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		11.27%	7.74%		11.77%
Without Sales Load [Member] | C000100963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		11.11%	7.63%	11.65%
Without Sales Load [Member] | C000100962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		10.84%	7.37%	11.38%
Without Sales Load [Member] | C000100961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		10.57%	7.09%	11.10%
Without Sales Load [Member] | C000100960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		9.96%	6.56%	10.54%
Without Sales Load [Member] | C000100959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		11.12%	7.63%		11.65%
Without Sales Load [Member] | C000100958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		9.95%	6.55%		10.54%
Without Sales Load [Member] | C000100957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		10.02%	6.57%		10.55%
Without Sales Load [Member] | C000100956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		10.80%	7.36%	11.37%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[6],[7]	6.26%	0.42%	1.97%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[8]	16.99%	14.19%	15.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[9],[10]	17.02%	12.80%	15.08%
Bloomberg U S Government Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	[6],[7]	6.08%	0.20%	1.40%
MFS Diversified Income Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Diversified Income Fund Blended Index
Average Annual Return, Percent	[8]	11.87%	5.03%	6.19%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	[9],[10]	24.95%	7.67%	10.90%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.